Accounts Receivable - Aging Analysis of Accounts Receivable, Net of Loss Allowance (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 32,694	¥ 26,540
Within 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	14,353	11,160
31-60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,789	3,680
61-90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,035	2,358
90 days - 1 year
Disclosure of financial assets [line items]
Accounts receivable, net	9,575	7,649
Over 1 year [member]
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 1,942	¥ 1,693